Consolidated Statements of Shareholders' Equity $ in Millions	CAD ($)	Shares Outstanding/Share Capital CAD ($) shares	Contributed Surplus CAD ($)	Retained Earnings CAD ($)	Accumulated Other Comprehensive Income (Loss) CAD ($)
Beginning balance (in shares) at Dec. 31, 2020 | shares		111,005,347
Beginning balance at Dec. 31, 2020	$ 1,928.5	$ 932.2	$ 12.9	$ 958.6	$ 24.8
Net income	200.7			200.7
Other comprehensive loss	(49.5)				(49.5)
Total comprehensive income for the year, net of tax	$ 151.2			200.7	(49.5)
Share options exercised for cash (in shares)	1,267,614	1,267,614
Share options exercised for cash	$ 41.2	$ 41.2
Share-based compensation	4.9		4.9
Shares repurchased under Normal Course Issuer Bid (in shares) | shares		(939,482)
Shares repurchased under Normal Course Issuer Bid	(50.7)	$ (8.1)	(0.1)	(42.5)
Fair value reclass of share options exercised	0.0	$ 7.1	(7.1)
Dividends declared	(73.4)			(73.4)
Ending balance (in shares) at Dec. 31, 2021 | shares		111,333,479
Ending balance at Dec. 31, 2021	2,001.7	$ 972.4	10.6	1,043.4	(24.7)
Net income	247.0			247.0
Other comprehensive loss	165.3				165.3
Total comprehensive income for the year, net of tax	$ 412.3			247.0	165.3
Share options exercised for cash (in shares)	561,217	561,217
Share options exercised for cash	$ 18.0	$ 18.0
Share-based compensation	(0.8)		(0.8)
Shares repurchased under Normal Course Issuer Bid (in shares) | shares		(1,085,676)
Shares repurchased under Normal Course Issuer Bid	(65.3)	$ (9.6)	(0.1)	(55.6)
Fair value reclass of share options exercised	0.0	$ 3.0	(3.0)
Dividends declared	(79.9)			(79.9)
Ending balance (in shares) at Dec. 31, 2022 | shares		110,809,020
Ending balance at Dec. 31, 2022	$ 2,286.0	$ 983.8	$ 6.7	$ 1,154.9	$ 140.6